Unaudited Interim Condensed Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Preferred Stock [Member] Series B [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Total
Balance at Dec. 31, 2023	$ 0	$ 2	$ 590,129	$ (361,686)	$ 228,445
Balance (in shares) at Dec. 31, 2023	20,000	19,636,352
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock (including the exercise of warrants) (Note 11)	$ 0	$ 0	885	0	885
Issuance of common stock (including the exercise of warrants) (Note 11) (in shares)		180,000
ATM offering (Note 11)	0	$ 0	4,897	0	4,897
ATM offering (Note 11) (in shares)		576,120
Stock based compensation (Note 15)	0	$ 0	3,017	0	3,017
Stock based compensation (Note 15) (in shares)		501,667
Dividends (Note 11)	0	$ 0	0	(5,109)	(5,109)
Share buyback (Note 11)	0	$ 0	(1,722)	0	(1,722)
Share buyback (Note 11) (in shares)		(195,312)
Net income (loss)	0	$ 0	0	24,288	24,288
Balance at Jun. 30, 2024	$ 0	$ 2	597,206	(342,507)	254,701
Balance (in shares) at Jun. 30, 2024	20,000	20,698,827
Balance at Dec. 31, 2024	$ 0	$ 2	595,947	(333,770)	262,179
Balance (in shares) at Dec. 31, 2024	20,000	20,374,165
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock (including the exercise of warrants) (Note 11)	$ 0	$ 0	(12)	0	(12)
Issuance of common stock (including the exercise of warrants) (Note 11) (in shares)		0
Stock based compensation (Note 15)	0	$ 0	2,677	0	2,677
Stock based compensation (Note 15) (in shares)		528,200
Dividends (Note 11)	0	$ 0	0	(3,135)	(3,135)
Net income (loss)	0	0	0	(3,967)	(3,967)
Balance at Jun. 30, 2025	$ 0	$ 2	$ 598,612	$ (340,872)	$ 257,742
Balance (in shares) at Jun. 30, 2025	20,000	20,902,365